UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Partnership
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas  76102

Form 13F File Number:    28-5277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    President of Trustee of Managing Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

     /s/ W.R. Cotham               Fort Worth, Texas   May 12, 2000


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $79,072 (thousands)


List of Other Included Managers:
NONE


                           FORM 13F INFORMATION TABLE
                 TITLE               VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHR       VOTING AUTHORITY
                   OF
NAME OF ISSUER   CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CLL    DISCRETN   MGRS     SOLE    SHRD    NONE
IVEX   PACKAGING  COM   465855104       1367   180721   SH           Sole              180721
CORP DEL
LYCOS INC         COM   550818108        882    12557   SH           Sole               12557
MEDIAONE   GROUP  COM   58440J104      16076   198466   SH           Sole              198466
INC
MERISTAR          COM   58984Y103        798    45754   SH           Sole               45754
HOSPITALITY CORP
MERISTAR  HOTELS  COM   589988104        134    45754   SH           Sole               45754
& RESORTS INC
PLUM       CREEK  COM   729251108        565    22959   SH           Sole               22959
TIMBER CO INC
TIME WARNER INC   COM   887315109       4180    41802   SH           Sole               41802
U S WEST INC NEW  COM   91273H101      13164   181256   SH           Sole              181256
WASHINGTON   MUT  COM   939322103      41906  1581364   SH           Sole             1581364
INC